Share-based compensation - Schedule of Expected Share-Based Compensation Expense (Details) $ in Millions	Dec. 31, 2024 USD ($)
2025
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 73.7
2026
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	40.8
2027
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	19.8
2028
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	8.5
2029
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 1.8